Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 73	¥ 90	[1]
Amounts due to related companies	170	127	[1]
Amounts paid to related companies	513	227
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	18	51
Amounts due to related companies	116	49
Amounts paid to related companies	160	80
Associates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	35	22
Amounts due to related companies	1	12
Amounts paid to related companies	353	147
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	20	17
Amounts due to related companies	53	63
Other related companies [member]
Disclosure of transactions between related parties [line items]
Amounts due to related companies	¥ 0	¥ 3

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).